The Prudential Insurance Company of America	Jordan K. Thomsen
Vice President and Corporate Counsel

3 Gateway Center
Newark, NJ 07102-2992
(973) 802-4193
Jordan.thomsen@prudential.com

May 1, 2020

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Prudential Variable Appreciable Account (Registration No. 033-20000)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 43 and (ii) that the text of Post-Effective Amendment No. 43 was filed electronically on April 13, 2020 (Accession No. 0000828972-20-000015).

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel
The Prudential Insurance Company of America

via EDGAR